Loss before income tax (Tables)	9 Months Ended
Mar. 31, 2023
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	Note	2023	2022	2023	2022
Revenue
Commercialization revenue		1,939	2,011	5,362	6,815
Milestone revenue		—	—	—	1,172
Total Revenue		1,939	2,011	5,362	7,987

Clinical trial and research & development		(1,873)	(1,592)	(6,370)	(7,823)
Manufacturing production & development		(6,137)	(6,366)	(17,422)	(20,855)

Employee benefits
Salaries and employee benefits		(4,346)	(4,522)	(14,188)	(15,192)
Defined contribution superannuation expenses		(99)	(98)	(285)	(313)
Equity settled share-based payment transactions(1)		(791)	(1,889)	(2,548)	(4,445)
Total Employee benefits		(5,236)	(6,509)	(17,021)	(19,950)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(225)	(283)	(790)	(852)
Right of use asset depreciation		(394)	(442)	(1,269)	(1,282)
Intellectual property amortization		(372)	(389)	(1,121)	(1,175)
Total Depreciation and amortization of non-current assets		(991)	(1,114)	(3,180)	(3,309)

Other Management & administration expenses
Overheads & administration		(2,434)	(2,374)	(7,411)	(7,442)
Consultancy		(864)	(737)	(2,831)	(2,514)
Legal, patent and other professional fees		(1,306)	(1,926)	(2,719)	(4,647)
Intellectual property expenses (excluding the amount amortized above)		(878)	(789)	(2,236)	(2,212)
Total Other Management & administration expenses		(5,482)	(5,826)	(15,197)	(16,815)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	1,318	672	7,307	601
Total Fair value remeasurement of contingent consideration		1,318	672	7,307	601

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	(517)	896	(1,229)	3,048
Total Fair value remeasurement of warrant liability		(517)	896	(1,229)	3,048

Other operating income and expenses
Foreign exchange gains/(losses)		(86)	336	(339)	(10)

Foreign withholding tax paid	—	56	—	(3)
Derecognition of right-of-use asset	76	—	76	—
Research and development tax incentive(2)	3,113	—	3,113	—
Interest revenue	214	—	428	1
Total Other operating income and expenses	3,317	392	3,278	(12)

Finance (costs)/gains
Remeasurement of borrowing arrangements	(87)	387	(1,317)	(450)
Interest expense	(4,897)	(4,298)	(14,353)	(12,501)
Total Finance costs	(4,984)	(3,911)	(15,670)	(12,951)

Total loss before income tax	(18,646)	(21,347)	(60,142)	(70,079)
(1)Share-based payment transactions
For the three and nine months ended March 31, 2023 and 2022, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars)	2023	2022	2023	2022
Research and development	55,815	1,047,388	852,874	2,691,605
Manufacturing and commercialization	80,365	123,430	(103,354)	334,187
Management and administration	654,919	718,082	1,798,479	1,418,753
Equity settled share-based payment transactions	791,099	1,888,900	2,547,999	4,444,545